(Loss)/income Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
(Loss)/income Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	9,728,646	9,996,757